Shareholder Report	12 Months Ended	46 Months Ended	65 Months Ended	102 Months Ended	104 Months Ended	108 Months Ended
	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY INVESTMENT TRUST
Entity Central Index Key	0000908406
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000039168 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	Investor Class
Trading Symbol	ACCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021.
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund Investor Class returned 4.70% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.70%	0.14%	1.85%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231
Holdings Count | holding	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 2,243,867
Investment Company, Portfolio Turnover	171.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

C000189691 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	I Class
Trading Symbol	ACCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund I Class returned 4.80% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.80%	0.24%	1.93%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231
Holdings Count | holding	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 2,243,867
Investment Company, Portfolio Turnover	171.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

C000039170 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	A Class
Trading Symbol	ACCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund A Class returned 4.44% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.44%	-0.11%	1.59%
A Class - with sales charge	-0.26%	-1.03%	1.13%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231
Holdings Count | holding	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 2,243,867
Investment Company, Portfolio Turnover	171.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

C000039172 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	C Class
Trading Symbol	ACCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund C Class returned 3.66% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.66%	-0.86%	0.84%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231
Holdings Count | holding	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 2,243,867
Investment Company, Portfolio Turnover	171.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

C000039173 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R Class
Trading Symbol	ACCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund R Class returned 4.06% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.06%	-0.36%	1.34%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231
Holdings Count | holding	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 2,243,867
Investment Company, Portfolio Turnover	171.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

C000039169 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R5 Class
Trading Symbol	ACCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund R5 Class returned 4.90% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.90%	0.36%	2.05%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231
Holdings Count | holding	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 2,243,867
Investment Company, Portfolio Turnover	171.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

C000222299 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	G Class
Trading Symbol	ACCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund G Class returned 5.28% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	5.28%	0.71%	0.57%	11/4/20
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	-0.25%	—

Performance Inception Date			Nov. 04, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231	$ 385,822,231
Holdings Count | holding	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 2,243,867
Investment Company, Portfolio Turnover	171.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

C000017955 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Investor Class
Trading Symbol	ADFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Investor Class returned 4.37% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.37%	0.07%	1.48%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000017957 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	I Class
Trading Symbol	ACBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund I Class returned 4.58% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	4.58%	0.30%	1.69%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000189684 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Y Class
Trading Symbol	ADVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Y Class returned 4.61% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	4.61%	0.33%	1.80%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000017956 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	A Class
Trading Symbol	ADFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund A Class returned 4.11% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.11%	-0.18%	1.22%
A Class - with sales charge	-0.57%	-1.09%	0.75%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000017960 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	C Class
Trading Symbol	CDBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund C Class returned 3.23% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.23%	-0.92%	0.46%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000017961 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R Class
Trading Symbol	ADVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R Class returned 3.85% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.85%	-0.42%	0.97%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000189686 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R5 Class
Trading Symbol	ADRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R5 Class returned 4.60% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	4.60%	0.29%	1.78%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000131613 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R6 Class
Trading Symbol	ADDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R6 Class returned 4.63% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	4.63%	0.33%	1.73%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000237256 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	G Class
Trading Symbol	ACDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund G Class returned 4.99% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	4.99%	2.78%	5/19/22
Bloomberg U.S. Aggregate Bond	4.35%	2.52%	—

Performance Inception Date		May 19, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249	$ 3,922,350,249
Holdings Count | holding	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 7,178,625
Investment Company, Portfolio Turnover	161.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

C000191071 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Investor Class
Trading Symbol	AHIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund Investor Class returned 7.00% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	7.00%	3.98%	4.71%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268
Holdings Count | holding	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 6,485,393
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

C000191072 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	I Class
Trading Symbol	AHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund I Class returned 7.11% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	7.11%	4.10%	4.82%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268
Holdings Count | holding	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 6,485,393
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

C000191073 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Y Class
Trading Symbol	NPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund Y Class returned 7.22% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Y Class	7.22%	4.21%	6.17%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268
Holdings Count | holding	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 6,485,393
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

C000191074 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	A Class
Trading Symbol	AHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund A Class returned 6.74% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	6.74%	3.72%	4.45%	10/2/17
A Class - with sales charge	1.94%	2.77%	3.89%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268
Holdings Count | holding	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 6,485,393
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

C000191075 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R5 Class
Trading Symbol	AHIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund R5 Class returned 7.22% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	7.22%	4.21%	4.92%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268
Holdings Count | holding	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 6,485,393
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

C000191076 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R6 Class
Trading Symbol	AHIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund R6 Class returned 7.15% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	7.15%	4.23%	4.96%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268
Holdings Count | holding	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 6,485,393
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

C000237257 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	G Class
Trading Symbol	ACHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund G Class returned 7.83% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	7.83%	8.10%	5/19/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	2.52%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	7.47%	—

Performance Inception Date		May 19, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268	$ 1,837,269,268
Holdings Count | holding	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 6,485,393
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

C000017962 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Investor Class
Trading Symbol	ABHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund Investor Class returned 7.13% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.13%	3.06%	4.69%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000189687 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	I Class
Trading Symbol	AHYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund I Class returned 7.02% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	7.02%	3.17%	3.92%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.87%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000189688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Y Class
Trading Symbol	AHYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund Y Class returned 7.34% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.34%	3.30%	4.02%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.87%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000017963 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	A Class
Trading Symbol	AHYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund A Class returned 6.87% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.87%	2.80%	4.43%
A Class - with sales charge	2.06%	1.86%	3.95%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000017967 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	C Class
Trading Symbol	AHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund C Class returned 6.07% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.07%	2.04%	3.65%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000017968 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R Class
Trading Symbol	AHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund R Class returned 6.60% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.60%	2.55%	4.17%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000017964 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R5 Class
Trading Symbol	ACYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund R5 Class returned 7.34% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	7.34%	3.26%	4.90%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000131614 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R6 Class
Trading Symbol	AHYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund R6 Class returned 7.40% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.40%	3.31%	4.93%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882	$ 86,512,882
Holdings Count | holding	303	303	303	303	303	303
Advisory Fees Paid, Amount	$ 594,170
Investment Company, Portfolio Turnover	116.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

C000144171 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	Investor Class
Trading Symbol	ASIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund Investor Class returned 5.38% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.38%	2.18%	3.82%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000189695 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	I Class
Trading Symbol	ASIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund I Class returned 5.60% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.60%	2.29%	3.55%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000189696 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	Y Class
Trading Symbol	ASYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund Y Class returned 5.57% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.57%	2.37%	3.65%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000144173 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	A Class
Trading Symbol	ASIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund A Class returned 5.12% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.12%	1.93%	3.56%
A Class - with sales charge	0.39%	0.99%	3.08%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000144168 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	C Class
Trading Symbol	ASIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund C Class returned 4.34% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.34%	1.15%	2.78%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000144169 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R Class
Trading Symbol	ASIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund R Class returned 4.85% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.85%	1.66%	3.30%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000144172 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R5 Class
Trading Symbol	ASIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund R5 Class returned 5.71% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.71%	2.39%	4.02%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000144170 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R6 Class
Trading Symbol	ASIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund R6 Class returned 5.76% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	5.76%	2.44%	4.08%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091	$ 103,686,091
Holdings Count | holding	378	378	378	378	378	378
Advisory Fees Paid, Amount	$ 517,908
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

C000017976 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	Investor Class
Trading Symbol	BPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Net Assets	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382
Holdings Count | holding	126	126	126	126	126	126
Advisory Fees Paid, Amount	$ 14,098,952
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,583,585,382
Management Fees (dollars paid during the reporting period)	$14,098,952
Total Number of Portfolio Holdings	126
7-Day Current Yield - Investor Class	3.28%
7-Day Effective Yield - Investor Class	3.33%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	47.4%
Corporate Bonds	21.8%
Municipal Securities	15.9%
U.S. Treasury Securities	14.0%
Certificates of Deposit	1.7%
Other Assets and Liabilities	(0.8)%

C000017977 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	A Class
Trading Symbol	ACAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Net Assets	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382
Holdings Count | holding	126	126	126	126	126	126
Advisory Fees Paid, Amount	$ 14,098,952
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,583,585,382
Management Fees (dollars paid during the reporting period)	$14,098,952
Total Number of Portfolio Holdings	126
7-Day Current Yield - A Class	3.03%
7-Day Effective Yield - A Class	3.08%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	47.4%
Corporate Bonds	21.8%
Municipal Securities	15.9%
U.S. Treasury Securities	14.0%
Certificates of Deposit	1.7%
Other Assets and Liabilities	(0.8)%

C000017980 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	C Class
Trading Symbol	ARCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$134	1.32%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.32%
Net Assets	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382	$ 2,583,585,382
Holdings Count | holding	126	126	126	126	126	126
Advisory Fees Paid, Amount	$ 14,098,952
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,583,585,382
Management Fees (dollars paid during the reporting period)	$14,098,952
Total Number of Portfolio Holdings	126
7-Day Current Yield - C Class	2.53%
7-Day Effective Yield - C Class	2.57%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	47.4%
Corporate Bonds	21.8%
Municipal Securities	15.9%
U.S. Treasury Securities	14.0%
Certificates of Deposit	1.7%
Other Assets and Liabilities	(0.8)%

C000039177 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	Investor Class
Trading Symbol	ACSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund Investor Class returned 4.43% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.43%	2.26%	2.36%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000189692 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	I Class
Trading Symbol	ASHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund I Class returned 4.54% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.54%	2.36%	2.54%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.17%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000039179 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	A Class
Trading Symbol	ACSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund A Class returned 4.07% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.07%	2.01%	2.09%
A Class - with sales charge	1.73%	1.54%	1.86%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000039175 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	C Class
Trading Symbol	ACSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.57%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund C Class returned 3.40% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.40%	1.25%	1.33%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000039176 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R Class
Trading Symbol	ACSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund R Class returned 3.81% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.81%	1.75%	1.84%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000039178 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R5 Class
Trading Symbol	ACSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund R5 Class returned 4.64% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.64%	2.47%	2.56%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000194393 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R6 Class
Trading Symbol	ASDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund R6 Class returned 4.69% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	4.69%	2.52%	2.67%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.18%	—

Performance Inception Date					Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000224786 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	G Class
Trading Symbol	ASDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund G Class returned 5.02% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	5.02%	2.84%	2.92%	11/4/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	-0.25%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	1.90%	—

Performance Inception Date			Nov. 04, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654	$ 1,004,425,654
Holdings Count | holding	292	292	292	292	292	292
Advisory Fees Paid, Amount	$ 2,675,274
Investment Company, Portfolio Turnover	197.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

C000017969 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Investor Class
Trading Symbol	APOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Investor Class returned 3.42% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	3.42%	3.10%	2.86%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000189689 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	I Class
Trading Symbol	APOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund I Class returned 3.49% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	3.49%	3.20%	3.06%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.18%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000189690 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Y Class
Trading Symbol	APOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Y Class returned 3.60% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	3.60%	3.32%	3.17%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.18%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000017971 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	A Class
Trading Symbol	APOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund A Class returned 3.20% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	3.20%	2.85%	2.61%
A Class - with sales charge	0.88%	2.39%	2.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000017973 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	C Class
Trading Symbol	APOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.58%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund C Class returned 2.32% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	2.32%	2.07%	1.83%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000017974 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R Class
Trading Symbol	APORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R Class returned 2.87% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	2.87%	2.58%	2.34%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000017970 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R5 Class
Trading Symbol	APISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R5 Class returned 3.60% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	3.60%	3.30%	3.06%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000131615 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R6 Class
Trading Symbol	APODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R6 Class returned 3.55% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	3.55%	3.34%	3.10%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000194391 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	G Class
Trading Symbol	APOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund G Class returned 3.97% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	3.97%	3.67%	3.66%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.32%	—

Performance Inception Date					Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779	$ 1,177,704,779
Holdings Count | holding	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 4,102,588
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

C000144162 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Investor Class
Trading Symbol	ASDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Investor Class returned 4.79% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.79%	2.58%	3.19%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000189693 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	I Class
Trading Symbol	ASDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund I Class returned 4.78% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.78%	2.68%	2.96%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.17%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000189694 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Y Class
Trading Symbol	ASYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Y Class returned 4.88% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	4.88%	2.76%	3.05%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.17%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000144164 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	A Class
Trading Symbol	ASADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund A Class returned 4.41% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.41%	2.30%	2.92%
A Class - with sales charge	2.06%	1.84%	2.69%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000144165 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	C Class
Trading Symbol	ASCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$155	1.52%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund C Class returned 3.63% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.63%	1.54%	2.15%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000144166 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R Class
Trading Symbol	ASDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R Class returned 4.15% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.15%	2.07%	2.68%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000144163 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R5 Class
Trading Symbol	ASDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R5 Class returned 4.88% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.88%	2.76%	3.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000144167 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R6 Class
Trading Symbol	ASXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R6 Class returned 4.93% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	4.93%	2.84%	3.45%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853	$ 883,558,853
Holdings Count | holding	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 3,367,804
Investment Company, Portfolio Turnover	156.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

C000017975 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TCRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844
Holdings Count | holding	91	91	91	91	91	91
Advisory Fees Paid, Amount	$ 3,865,018
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - Investor Class	3.27%
7-Day Effective Yield - Investor Class	3.32%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%

C000162988 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	A Class
Trading Symbol	AGQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844
Holdings Count | holding	91	91	91	91	91	91
Advisory Fees Paid, Amount	$ 3,865,018
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - A Class	3.03%
7-Day Effective Yield - A Class	3.08%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%

C000162989 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	C Class
Trading Symbol	AGHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Net Assets	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844
Holdings Count | holding	91	91	91	91	91	91
Advisory Fees Paid, Amount	$ 3,865,018
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - C Class	2.53%
7-Day Effective Yield - C Class	2.56%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%

C000270187 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	G Class
Trading Symbol	AGJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of November 12, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844	$ 1,106,453,844
Holdings Count | holding	91	91	91	91	91	91
Advisory Fees Paid, Amount	$ 3,865,018
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - G Class	3.73%
7-Day Effective Yield - G Class	3.80%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%